Performance Management - Transamerica Strategic Income	Oct. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.The past performance information shown below is for Class I shares, which are offered in a separate prospectus. Although Class R6 shares would have similar returns as Class I shares because the classes are invested in the same portfolio of securities, the returns for Class R6 shares will differ from Class I shares to the extent that the classes have different expenses. Performance information for Class R6 shares will be included after the share class has been in operation for one complete calendar year.Absent any applicable fee waivers and/or expense limitations, performance would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.Prior to March 1, 2025, the fund had a different name, different investment objective and used different investment strategies.As of March 31, 2025, the year-to-date return of Class I shares was 1.66%.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance Additional Market Index [Text]	The benchmark changes were made to more accurately reflect the principal investment strategies of the fund. From June 3, 2024 to March 1, 2025, the fund’s primary benchmark was the Bloomberg US Universal Bond Index, and that index is now a secondary index for the fund.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The past performance information shown below is for Class I shares, which are offered in a separate prospectus. Although Class R6 shares would have similar returns as Class I shares because the classes are invested in the same portfolio of securities, the returns for Class R6 shares will differ from Class I shares to the extent that the classes have different expenses. Performance information for Class R6 shares will be included after the share class has been in operation for one complete calendar year.
Bar Chart [Heading]	Annual Total Returns (calendar years ended December 31) - Class I
Bar Chart Closing [Text Block]	Quarter EndedReturnBest Quarter:6/30/20208.76%Worst Quarter:3/31/2020-9.53%
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Narrative	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table Market Index Changed	Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the fund’s new primary benchmark.Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3-Month Treasury Bill Index, which is no longer a benchmark for the fund. The June 3, 2024 benchmark changes were made to comply with new regulatory requirements.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888-233-4339
I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020